ProShares UltraShort COIN ETF Investment Risks - ProShares UltraShort COIN ETF	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks●Short or Inverse Investing Risk — You will lose money when COIN rises — a result that is the opposite from traditional funds. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●COIN Investing Risk – The Fund’s performance depends on the performance of COIN. The price of COIN can be affected by a number of factors. For example, COIN’s performance depends significantly on crypto assets (including bitcoin, ethereum, and certain stablecoins tied to the U.S. dollar) and the broader crypto economy. Due to the highly volatile nature of the crypto assets and the crypto economy, Coinbase Global Inc.’s operating results have and will continue to fluctuate significantly. Factors include offerings dependent on crypto asset trading activity, trading volume, prices, ability to attract and maintain customer base, diversification, marketing, mix of revenue, third party partnerships, market conditions of the crypto economy, macroeconomic conditions, investments made in the development of products and services, ability to control costs, crypto platform systems, security and privacy, and ability to compete with competitors. Coinbase Global, Inc. is subject to an extensive, highly-evolving and uncertain regulatory landscape and any adverse changes to, or their failure to comply with, any laws and regulations could adversely affect their brand, reputation, business, operating results, and financial condition.Coinbase Global Inc. generates a large portion of its total revenue from transaction fees in connection with the purchase, sale, and trading of crypto assets. The price of crypto assets and associated demand for buying, selling, and trading crypto assets have historically been subject to significant volatility. The price and trading volume of any crypto asset is subject to significant uncertainty and volatility and is driven in part by speculators.Crypto assets built on blockchain technology were only introduced in 2008 and remain in the early stages of development. In addition, different crypto assets are designed for different purposes. Bitcoin, for instance, was designed to serve as a peer-to-peer electronic cash system, while ethereum was designed to be a smart contract and decentralized application platform. Many other crypto networks-ranging from cloud computing to tokenized securities networks-have only recently been established. Many crypto networks have limited operating histories, have not been validated in production, and are still in the process of developing and making significant decisions that will affect the design, supply, issuance, functionality, and governance of their respective crypto assets and underlying blockchain networks, any of which could adversely affect their respective crypto assets.Several large networks, including Bitcoin and Ethereum, are developing new features to address fundamental speed, scalability, and energy usage issues. Security issues, bugs, and software errors have been identified with many crypto assets and their underlying blockchain networks, some of which have been exploited by malicious actors. If these issues are not successfully addressed, or are unable to receive widespread adoption, it could adversely affect the underlying crypto assets. Any of these factors may increase the volatility of an investment in COIN and have a negative impact on the performance of the Fund.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of COIN rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If COIN approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of COIN’s returns and COIN’s volatility (how much the value of COIN moves up and down from day-to-day) on your holding period return. COIN’s volatility has a negative impact on Fund returns. During periods of higher volatility, COIN’s volatility may affect the Fund’s returns as much as or more than the return of COIN.The following table illustrates the impact of COIN’s volatility and COIN’s return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller COIN price gains or losses and higher volatility in price of COIN. Your return will tend to be better than the Daily Target when there are larger COIN price gains or losses and lower volatility in the price of COIN. You may lose money when the return on COIN is flat (i.e., close to zero) and you may lose money when the price of COIN rises.The table uses hypothetical annualized volatility in the price of COIN and return on COIN to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical return on COIN for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of COIN. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual returns on COIN return were 20%. However, as the table shows, with a one-year return on COIN of 20% and an annualized volatility in the price of COIN of 50%, the Fund could be expected to return -67.2%.Estimated Fund ReturnsCOIN PerformanceOne Year Volatility RateOneYearCOINTwo timesthe inverse(-2x) of theOne YearCOIN25%50%75%100%125%-60%120%418.1%195.2%15.6%-68.9%-94.2%-50%100%231.6%88.9%-26.0%-80.1%-96.3%-40%80%130.3%31.2%-48.6%-86.2%-97.4%-30%60%69.2%-3.6%-62.2%-89.8%-98.1%-20%40%29.5%-26.2%-71.1%-92.2%-98.6%-10%20%2.3%-41.7%-77.2%-93.9%-98.9%0%0%-17.1%-52.8%-81.5%-95.0%-99.1%10%-20%-31.5%-61.0%-84.7%-95.9%-99.2%20%-40%-42.4%-67.2%-87.2%-96.5%-99.4%30%-60%-50.9%-72.0%-89.1%-97.1%-99.5%40%-80%-57.7%-75.9%-90.6%-97.5%-99.5%50%-100%-63.2%-79.0%-91.8%-97.8%-99.6%60%-120%-67.6%-81.5%-92.8%-98.1%-99.6%Assumes: (a) no dividends paid with respect to COIN; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. The borrowing/lending rates to obtain inverse leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.COIN’s annualized historical volatility rate for the period from April 14, 2021 through May 31, 2025 was 89.04%. The highest May to May volatility rate during the period was 109.05% (May 31, 2023). The annualized total return performance for the period was 49.11%. Historical volatility and performance of COIN are not indications of what COIN’s volatility and performance will be in the future. For more information, including additional graphs and charts demonstrating the effects of COIN’s volatility and return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the price of COIN. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s inverse leveraged exposure to COIN is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to COIN that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.If the Fund’s ability to obtain exposure to COIN consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain inverse leveraged exposure to COIN will cause the Fund’s performance to deviate from its investment objective.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if COIN has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly volatile and concentrated like COIN. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities like COIN and other instruments correlated with COIN may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of COIN, the value of an investment in the Fund is expected to decline when market conditions cause the level of the underlying secuity to rise.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Fund’s investment exposure is concentrated in the industry in which COIN operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries. As of May 31, 2025, COIN is included in the financials industry group and, consequently, faces many of the same risks as other companies in that industry group.
Financials Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer, (e.g., COIN) and in financial instruments with a single counterparty or a few counterparties. A decline in the price of COIN should be expected to result in a significant decline in the price of the Fund. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on a single corporate, political, regulatory, market and economic event as compared to a more diversified portfolio of investments. In addition, the Fund’s exposure to a single counterparty or a few counterparties may increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and that a material decline in the assets of the Fund will result in the termination of any swap agreements.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to COIN until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of COIN.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of COIN. Further, disruptions in the Fund’s to creation and redemption process, including during periods of significant volatility in the price of COIN, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on COIN shares. A halt in trading of COIN is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.